Fees Summary	Sep. 02, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,528,000
Previously Paid Amount	0.00
Total Fee Amount	1,592.02
Total Offset Amount	0.00
Net Fee	1,592.02
Narrative - Max Aggregate Offering Price	$ 11,528,000
Final Prospectus	true